Summary of Share Option Activity under 2006 Option Plan and 2007 Incentive Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of options
Beginning Balance	4,186,725
Forfeited	(790,225)
Ending Balance	3,396,500	4,186,725
Vested and expected to be vested at end of period	3,396,500
Exercisable at end of period	3,388,688
Weighted-average exercise price
Beginning balance	$ 1.86
Forfeited	$ 1.47
Ending Balance	$ 1.95	$ 1.86
Vested and expected to be vested at end of period	$ 1.95
Exercisable at end of period	$ 1.74
Ending Balance	4 years 3 months 11 days	5 years 6 months 11 days
Vested and expected to be vested at end of period	4 years 3 months 11 days
Exercisable at end of period	4 years 3 months 11 days
Aggregate intrinsic value
Beginning Balance
Forfeited
Ending balance
Vested and expected to be vested
Ending Balance, Exercisable